Business Combination (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	7 Months Ended	9 Months Ended
	Jul. 20, 2016	Jul. 19, 2016	Sep. 30, 2016	Jul. 19, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 11,900		$ 11,900
Share-based Compensation			$ 0
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs			$ 100
1347 Capital Corp [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		$ 5,900		$ 5,900
1347 Capital Corp One [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50		$ 11.50
Warrant Expiration Term		5 years
1347 Capital Corp Two [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 12.50		$ 12.50
Warrant Expiration Term		7 years
Predecessor [Member]
Business Acquisition [Line Items]
Share-based Compensation		$ 1,500		$ 1,349	$ 0
Limbach [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 32,396
Limbach [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Description	(a) $32.4 million in cash, (b) 2,200,005 shares of Company common stock, (c) 666,670 merger warrants, each exercisable for one share of Company common stock at an exercise price of $12.50 per share, and (d) 1,000,006 additional warrants, each exercisable for one share of Company common stock at an exercise price of $11.50 per share.
Additional Cash Paid For Consideration	$ 600
Additional Share Based Compensation	600
Payments to Acquire Businesses, Gross	$ 33,000